Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New Alternatives Fund
Entity Central Index Key	0000355767
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000013290 [Member]
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Class A Shares
Trading Symbol	NALFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New Alternatives Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-423-8383 or 631-423-7373
Additional Information Website	www.newalternativesfund.com
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
New Alternatives Fund (Class A Shares/NALFX)	$100	1.03%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the year January 1 to December 31, 2024, the Fund’s Class A Shares returned -6.02% with no load and -9.30% with the load.
  For the six month period from July 1 to December 31, 2024, the Fund’s Class A Shares returned -2.17% with no load and -5.60% with the load from the end of the previous six months ending June 30, 2024.
  For the year January 1to December 31, 2024, the Fund’s Class A Shares paid an ordinary dividend of $1.24 per share. There were no capital gains paid.
  During the six-month period from July 1 to December 31, 2024, the Fund added positions in First Solar, Inc., a solar cell and module manufacturer; Nextracker, Inc., a manufacturer of solar tracking systems and software for solar power generation; Schneider Electric SE (France) and Westco International, Inc., both energy management companies. The Fund also sold off its holdings of Algonquin Power & Utilities Corp. a Canadian renewable power producer; Atlantica Sustainable Infrastructure PLC (UK), an owner and operator of renewable power generating facilities; Avangrid, Inc., a U.S. utility and wind power developer; and Shoals Technologies Group, Inc., a manufacturer and operator of electrical balance of power systems (EBOS) for solar energy projects.
What contributed to performance?
We continued to reduce our holdings in the underperforming sectors of the portfolio, primarily the Renewable Power Producers and Developers and Utilities. We added companies in areas such as Solar Photovoltaic, Energy Management, Conservation and Storage that experienced more stable growth during this period. Supply chain issues continued to improve across all the sectors. While interest rates were not reduced as quickly as anticipated, there was a small reduction in the federal funds rate which positively impacted debt levels for most companies.
What detracted from performance?
The results of the presidential election in the United States caused a precipitous drop across the Fund’s entire portfolio, based on the perception that the incoming administration would reduce or eliminate most government support for renewable energy development and appears to be openly hostile to the science of climate change. Our investments have recovered slightly after this drop, but the continuing uncertainty of the new administration’s direction has contributed to a polarized environment for the Fund’s purpose. We have gradually reduced our poorest performing sectors, but the Renewable Energy Power Producers and Utilities continue to comprise the largest part of the Fund’s portfolio, just under 55%. For the most part, these companies have experienced continuing drops in their share prices. Uncertainty on whether and when the Federal Reserve would lower interest rates further has depressed the values of many of these companies. International energy markets continue to be affected by the ongoing war in Ukraine and the military actions and humanitarian crises spreading across a broader section of the Middle East.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund performance The following chart shows the change in value of a $10,000 investment made in Class A Shares of the Fund compared to that of the S&P 500® index.
Average Annual Return [Table Text Block]
Average Annual Total Return	1 Year	5 Years	10 Years
New Alternatives Fund (Class A Shares/NALFX)	-6.02%	3.48%	7.01%
New Alternatives Fund (Class A Shares/NALFX)— including sales load	-9.30	2.74	6.49
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit www.newalternativesfund.com for more recent performance information.
Net Assets	$ 243,967,487
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,550,827
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Fund net assets	$243,967,487
Total number of portfolio holdings	47
Portfolio turnover rate	6%
Total advisory fees paid	$1,550,827

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Iberdrola SA (Spain)	6.4%
Brookfield Renewable Corp. (Canada)	6.2%
Clearway Energy, Inc., Class A	6.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	5.8%
Siemens AG (Germany)	5.4%
Infratil Ltd. (New Zealand)	5.2%
Veolia Environnement SA (France)	4.9%
Terna-Rete Elettrica Nazionale (Italy)	4.1%
Enel SPA (Italy)	4.1%
Acciona SA (Spain)	3.9%
Sector Allocation
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Iberdrola SA (Spain)	6.4%
Brookfield Renewable Corp. (Canada)	6.2%
Clearway Energy, Inc., Class A	6.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	5.8%
Siemens AG (Germany)	5.4%
Infratil Ltd. (New Zealand)	5.2%
Veolia Environnement SA (France)	4.9%
Terna-Rete Elettrica Nazionale (Italy)	4.1%
Enel SPA (Italy)	4.1%
Acciona SA (Spain)	3.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the year ended December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in or disagreements with accountants During the year ended December 31, 2024, there were no changes in and/or disagreements with Accountants.
C000146229 [Member]
Shareholder Report [Line Items]
Fund Name	New Alternatives Fund
Class Name	Investor Shares
Trading Symbol	NAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the New Alternatives Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.newalternativesfund.com. You can also request this information by contacting us at 800-423-8383 or 631-423-7373.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-423-8383 or 631-423-7373
Additional Information Website	www.newalternativesfund.com
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
New Alternatives Fund (Investor Shares/NAEFX)	$124	1.28%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the year January 1 to December 31, 2024, the Fund’s no load Investor Shares Class returned -6.25%.
  For the six-month period from July 1 to December 31, 2024, the Fund’s no load Investor Shares Class returned -2.30%.
  For the year January 1 to December 31, 2024, the Fund’s Investor Shares Class paid an ordinary dividend of $1.06 per share. There were no capital gains paid.
  During the six-month period from July 1 to December 31, 2024, the Fund added positions in First Solar, Inc., a solar cell and module manufacturer; Nextracker, Inc., a manufacturer of solar tracking systems and software for solar power generation; Schneider Electric SE (France) and Westco International, Inc., both energy management companies. The Fund also sold off its holdings of Algonquin Power & Utilities Corp. a Canadian renewable power producer; Atlantica Sustainable Infrastructure PLC (UK), an owner and operator of renewable power generating facilities; Avangrid, Inc., a U.S. utility and wind power developer; and Shoals Technologies Group, Inc., a manufacturer and operator of electrical balance of power systems (EBOS) for solar energy projects.
What contributed to performance?
We continued to reduce our holdings in the underperforming sectors of the portfolio, primarily the Renewable Power Producers and Developers and Utilities. We added companies in areas such as Solar Photovoltaic, Energy Management, Conservation and Storage that experienced more stable growth during this period. Supply chain issues continued to improve across all the sectors. While interest rates were not reduced as quickly as anticipated, there was a small reduction in the federal funds rate which positively impacted debt levels for most companies.
What detracted from performance?
The results of the presidential election in the United States caused a precipitous drop across the Fund’s entire portfolio, based on the perception that the incoming administration would reduce or eliminate most government support for renewable energy development and appears to be openly hostile to the science of climate change. Our investments have recovered slightly after this drop, but the continuing uncertainty of the new administration’s direction has contributed to a polarized environment for the Fund’s purpose. We have gradually reduced our poorest performing sectors, but the Renewable Energy Power Producers and Utilities continue to comprise the largest part of the Fund’s portfolio, just under 55%. For the most part, these companies have experienced continuing drops in their share prices. Uncertainty on whether and when the Federal Reserve would lower interest rates further has depressed the values of many of these companies. International energy markets continue to be affected by the ongoing war in Ukraine and the military actions and humanitarian crises spreading across a broader section of the Middle East.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Fund performance The following chart shows the change in value of a $10,000 investment made in Investor Shares of the Fund compared to that of the S&P 500® index.
Average Annual Return [Table Text Block]
Average Annual Total Return	1 Year	5 Years	10 Years
New Alternatives Fund (Investor Shares/NAEFX)	-6.25%	3.22%	6.75%
S&P 500® Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit www.newalternativesfund.com for more recent performance information.
Net Assets	$ 243,967,487
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,550,827
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Fund net assets	$243,967,487
Total number of portfolio holdings	47
Portfolio turnover rate	6%
Total advisory fees paid	$1,550,827

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Iberdrola SA (Spain)	6.4%
Brookfield Renewable Corp. (Canada)	6.2%
Clearway Energy, Inc., Class A	6.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	5.8%
Siemens AG (Germany)	5.4%
Infratil Ltd. (New Zealand)	5.2%
Veolia Environnement SA (France)	4.9%
Terna-Rete Elettrica Nazionale (Italy)	4.1%
Enel SPA (Italy)	4.1%
Acciona SA (Spain)	3.9%
Sector Allocation
Geographical Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Iberdrola SA (Spain)	6.4%
Brookfield Renewable Corp. (Canada)	6.2%
Clearway Energy, Inc., Class A	6.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	5.8%
Siemens AG (Germany)	5.4%
Infratil Ltd. (New Zealand)	5.2%
Veolia Environnement SA (France)	4.9%
Terna-Rete Elettrica Nazionale (Italy)	4.1%
Enel SPA (Italy)	4.1%
Acciona SA (Spain)	3.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the year ended December 31, 2024.
Accountant Change Disagreements [Text Block]	Changes in or disagreements with accountants During the year ended December 31, 2024, there were no changes in and/or disagreements with Accountants.